Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Tables [Abstract]
PP&E With Useful Life Classification
	Estimated	December 31,
	Useful Life	2011	2010

		(in millions)
Electric generation and distribution facilities	5 - 69 yrs.	$26,905	$22,365
Other buildings	3 - 50 yrs.	2,924	2,082
Furniture, fixtures and equipment	3 - 31 yrs.	476	479
Other	1 - 46 yrs.	838	761
Total electric generation and distribution assets and other		31,143	25,687
Accumulated depreciation		(8,944)	(8,447)
Net electric generation and distribution assets and other(1)		$22,199	$17,240

Interest Capitalized During Development And Construction

	2011	2010	2009

	(in millions)
Interest capitalized during development and construction	$176	$188	$183

Net Asset Value Of Regulated And Non-Regulated Assets And Accumulated Depreciation
	December 31,
	2011	2010

	(in millions)
Regulated assets	$14,468	$12,006
Regulated accumulated depreciation	(5,029)	(4,961)
Regulated generation, distribution assets, and other, net	9,439	7,045
Non-regulated assets	16,675	13,681
Non-regulated accumulated depreciation	(3,915)	(3,486)
Non-regulated generation, distribution assets, and other, net	12,760	10,195
Net electric generation and distribution assets, and other	$22,199	$17,240

Schedule of Change in Asset Retirement Obligation [Table Text Block]
	2011	2010

	(in millions)
Balance at January 1	$88	$60
Additional liabilities incurred	1	22
Assumed in business combination	24	-
Accretion expense	6	5
Change in estimated cash flows	(1)	1
Translation adjustments	(1)	-
Balance at December 31	$117	$88

Schedule of Jointly Owned Utility Plants [Table Text Block]
	DP&L Share		DP&L Investment

		Production	Gross		Construction
		Capacity	Plant	Accumulated	Work In
	Ownership	(MW)	In Service	Depreciation	Process

			($ in millions)

Production Units:
Beckjord Unit 6	50%	210	$-	$-	$-
Conesville Unit 4	17%	129	-	-	2
East Bend Station	31%	186	-	-	2
Killen Station	67%	402	331	-	4
Miami Fort Units 7 and 8	36%	368	239	1	2
Stuart Station	35%	820	181	1	14
Zimmer Station	28%	365	161	2	24
Transmission	various		34	-	-
Total		2,480	$946	$4	$48